Note 2 - Significant Accounting Policies (Details) - Computation of Basic and Diluted Net Income (Loss) per Common Share (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 2 - Significant Accounting Policies (Details) - Computation of Basic and Diluted Net Income (Loss) per Common Share [Line Items]
Net income (loss) (in Dollars)	$ (14,064,226)	$ 29,611,996	$ (10,083,491)
Weighted average number of common shares	15,302,680	13,727,925	11,318,766
Diluted weighted average number of common shares	15,302,680	14,320,814	11,318,766
Basic income (loss) per common share (in Dollars per share)	$ (0.92)	$ 2.16	$ (0.89)
Diluted income (loss) per common share (in Dollars per share)	$ (0.92)	$ 2.07	$ (0.89)
Warrant [Member]
Note 2 - Significant Accounting Policies (Details) - Computation of Basic and Diluted Net Income (Loss) per Common Share [Line Items]
Dilutive Securities (in Dollars)		177,374
Options Held [Member]
Note 2 - Significant Accounting Policies (Details) - Computation of Basic and Diluted Net Income (Loss) per Common Share [Line Items]
Dilutive Securities (in Dollars)		$ 415,515